Business Combinations - Schedule of Goodwill (Details)	6 Months Ended
Jun. 30, 2021 USD ($)
Business Combination, Goodwill [Abstract]
Goodwill as of December 31, 2020	$ 119,542,000
Adjustments	3,825,000
Goodwill as of June 30, 2021	$ 123,367,000